SEGMENT DATA	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT DATA

13.   SEGMENT DATA

The company shows the financial operation and asset according to three business parts:

(a) Education and training business projects include: education training, financial management consulting, economic information consulting, electronic commerce operation, database management, sporting goods, crafts, arts and electronic product sales;

(b) Media’s business projects include: cultural exchange event planning; conference planning; corporate image planning; marketing planning; exhibition planning; stage lighting, audio equipment, display equipment, and technology development and sales, leasing, and door-to-door integration of multimedia teaching systems Installation, on-site maintenance, etc.

(c) Consulting services business projects include: education information consulting, enterprise management consulting, cultural activity planning, meeting planning, enterprise image planning, marketing planning, research and development of educational software technology and so on.

Specific structure information in 2021 sees table below:

	Education and training	Exhibition planning service	Consulting service	Totals
Revenue from external customers	1,052,413	551,535	101,277	1,705,225
Intersegment revenue	-	-	-	-
Interest income	2,867	2,421	1,092	6,380
Interest expense	3,102	310	3,311	6,723
Depreciation and amortization	44,965	483	-	45,448
Operating income (loss)	15,054	218,894	(344,800)	(110,852)
Segment assets	817,800	296,048	233,918	1,347,766
Expenditures for segment assets	63,452	-	-	63,452